Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2018
Segment Reporting [Abstract]
Summary of the the results of operations and the financial position of the Company's operating segments

	Longyun	Taikexi	Other	Total

Revenue	4,271,966	6,763	-	4,278,729

Operating expenses	2,105,441	176,543	1,612,704	3,894,688

Other income (expenses)	248,655	211	126,011	374,877

Earnings (loss) before tax	2,415,180	(169,569)	(1,486,693)	758,918

Taxes	633,614	-	-	633,614

Net income	1,781,566	(169,569)	(1,486,693)	125,304

Income (loss) attributable to LYL	1,781,566	(101,742)	(1,486,693)	193,131

Financial Position

as of March 31, 2018

	Longyun	Taikexi	Other	Total

Current assets	11,096,311	828,844	(132,088)	11,793,067
Non-current assets	2,218,191	139,639	(1,133,199)	1,224,631
Total assets	13,314,502	968,483	(1,265,287)	13,017,698

Current liabilities	4,993,098	1,992	(2,970,885)	2,024,205
Non-current liabilities	-	-	-	-
Total liabilities	4,993,098	1,992	(2,970,885)	2,024,205

Net assets	8,321,404	966,491	1,705,598	10,993,493